LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK	LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK
All Legacy ESS redeemable convertible preferred stock classified as redeemable was converted into Legacy ESS common stock, which was subsequently exchanged for the Company’s common stock as a result of the Business Combination using the Per Share Consideration of approximately 1.47. All preferred stock amounts have been retroactively adjusted to reflect the Business Combination.
Immediately prior to the completion of the Business Combination on October 8, 2021, all outstanding shares of Legacy ESS’s redeemable convertible preferred stock converted into an aggregate 57,104,332 shares of common stock.
Legacy ESS Rights to Purchase Series C-2 Convertible Preferred Stock
Legacy ESS’s Series C redeemable convertible preferred stock financing agreement initially provided additional committed funding of up to $79,999 thousand, through the purchase of up to 39,971,716 shares of Series C-2 redeemable convertible preferred stock based on the completion of certain operational milestones at a predetermined price of $2.00 per share, to certain Series C-1 Investors.
Legacy ESS determined that its obligation to issue, and Legacy ESS’s investors’ obligation to purchase shares of Series C-2 redeemable convertible preferred stock at a fixed price represents a freestanding derivative financial instrument (the “Series C-2 Redeemable Convertible Preferred Stock Issuance Right”). The Series C-2 Redeemable Convertible Preferred Stock Issuance Right was initially recorded at fair value and was adjusted to fair value at each reporting date, with the change in fair value recorded as a revaluation of derivative liabilities as a component of other income and expense in the Consolidated Statement of Operations. The Series C-2 Redeemable Convertible Preferred Stock Issuance Right was initially scheduled to expire in August 2021 and was classified as a noncurrent derivative liability as of December 31, 2020.
The Series C-2 Redeemable Convertible Preferred Stock Issuance Right was initially valued at a fair value of $11,379 thousand.
Sale of Legacy ESS Series C-2 Redeemable Convertible Preferred Stock
In March 2021, Legacy ESS issued 5,746,003 shares of Series C-2 redeemable convertible preferred stock for $2.00 per share, totaling $11,500 thousand. Legacy ESS incurred $39 thousand in costs associated with the issuance. In connection with the sale of the Series C-2 redeemable convertible preferred stock, Legacy ESS issued warrants to purchase 861,896 shares of Series C-2 redeemable convertible preferred stock and extinguished a portion of the C-2 Purchase Right for 5,746,003 shares. The warrants were exercisable at a price of $0.0001 per share. The extinguishment of a portion of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right reduced
Legacy ESS’s derivative liabilities and increased the amount attributable to the issuance by $23,152 thousand. Total transaction value of $34,613 thousand was allocated to the Series C-2 redeemable convertible preferred stock and warrants in the amounts of $29,516 thousand and $5,096 thousand, respectively.
Amendment to Legacy ESS Series C-2 Redeemable Convertible Preferred Stock Purchase Right and Related Warrants
On May 7, 2021, Legacy ESS amended its Series C-2 Preferred Stock Purchase Agreement and Amendment to Series C Preferred Stock Purchase Agreement. Under the terms of the amended agreement, the number of shares of C-2 Convertible Redeemable Preferred Stock required to be issued by Legacy ESS and purchased by investors under the C-2 Redeemable Convertible Preferred Stock Purchase Right were adjusted, and Legacy ESS issued Series C-2 warrants. The Series C-2 warrants were exercisable at a price of $.00007 per share upon a successful Business Combination with STWO. The investors were permitted to purchase shares subject to the C-2 Redeemable Convertible Preferred Stock Purchase Right at any time and must purchase the shares upon the Company’s achievement of specific milestones. The number of shares subject to and potential proceeds from the C-2 Redeemable Convertible Preferred Stock Purchase Agreement and related C-2 Warrants were as follows:

	As of May 7, 2021
	Upon Completion of SPAC merger
	Quantity	Price
Series C-2 Redeemable Convertible Preferred Stock Purchase Right	7,994,442	$2.00
Series C-2 Warrant exercisable upon SPAC merger	21,159,364	$0.00007
Total Proceeds Upon Exercise
The C-2 warrants and Purchase Rights were exercised in conjunction with the Business Combination which closed on October 8, 2021 and the Company received proceeds of $15,559 thousand, which were net of $439 thousand in issuance costs, see Note 3.
The table below summarizes the shares subject to C-2 Purchase Right activity during the year ended December 31, 2021:

	December 31, 2020	Extinguished	Exercised	December 31, 2021
Series C-2 Purchase Right	39,971,716	26,231,295	13,740,421	—
The Company recorded net increases in the derivative liability of $223,165 thousand and $11,532 thousand for the years ended December 31, 2021 and 2020, respectively, for changes in the estimated fair value of the Series C-2 Redeemable Convertible Preferred Stock Purchase Right and C-2 Warrant exercisable upon completion of the Business Combination.
As of December 31, 2021 and 2020, the derivative liability associated with the C-2 Purchase Right was zero and $22,911 thousand, respectively.
Legacy ESS Warrants
Legacy ESS periodically issued warrants (“Legacy ESS warrants”) in conjunction with the issuance of preferred stock or debt. As of December 31, 2021 and 2020, the following Legacy ESS warrants were outstanding:

	2021	2020
Common Stock Warrants	—	450,153
Series B Preferred Warrants	—	2,007,308
Series C-1 Preferred Warrants	—	103,107
Total Warrants	—	2,560,568
Legacy ESS outstanding warrants as of December 31, 2020 include awards issued in conjunction with stock and debt issuances discussed within Note 10.
Legacy ESS Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants were liability awards. Refer to Note 16.
Legacy ESS Series B redeemable convertible preferred stock warrants were issued at exercise prices ranging from $0.0007 per share to $0.83 per share. 100,161 shares of Series B redeemable convertible preferred stock warrants had a ten-year exercise period and the remainder did not expire until a significant transaction had occurred, as defined by the warrant purchase agreement. The warrants were fully vested at the issuance date.
Legacy ESS Series C-1 and C-2 redeemable convertible preferred stock warrants were issued with prices ranging from $0.00007 to $1.25 per share, a life of ten years and were fully vested at issuance.
Legacy ESS common stock warrants, all issued at a price of $0.0007 per share, were recorded at fair value within equity. Legacy ESS common stock warrants were fully vested at issuance and did not expire until a significant transaction has occurred, as defined by the Warrant Purchase Agreement.
The table below shows the Legacy ESS warrant activities during the year ended December 31, 2021:

	December 31, 2020	Issued	Exercised	December 31, 2021
Common Stock Warrants	450,153	—	450,153	—
Series B Preferred Stock Warrants	2,007,308	—	2,007,308	—
Series C-1 Preferred Stock Warrants	103,107	—	103,107	—
Series C-2 Preferred Stock Warrants	—	22,021,284	22,021,284	—
Total Warrants	2,560,568	22,021,284	24,581,852	—
The warrants were valued using the following assumptions:

	For the year ended December 31, 2021
	Preferred B warrants	Preferred C warrants
Expected volatility	80%	60% - 80%
Expected term (in years)	2.00	2.00
Risk‑free interest rate	0.16% - 0.28%	0.16% - 0.32%
Dividend yield	0%	0%

	As of December 31, 2020
	Preferred B warrants	Preferred C warrants
Expected volatility	80%	80%
Expected term (in years)	2.00	2.00
Risk‑free interest rate	0.13%	0.13%
Dividend yield	0%	0%
In connection with the Business Combination, all Legacy ESS warrants were exercised during the year ended December 31, 2021.